Income Taxes - Summary of Provision (Benefit) from Continuing Operations on Basis of Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal		$ 28
State	3	9	5
Foreign	(32)	111	10
Total current	(29)	148	15
Deferred:
Foreign	(16)	(56)
Total income tax provision (benefit)	$ (45)	$ 92	$ 15